Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities at Fair Value	The Company’s assets and liabilities that are measured at fair value as of June 30, 2024, and December 31, 2023, are classified in the tables below in one of the three categories described in “Note 2(bb) – Fair value measurement” in the 2023 annual financial statements:
	June 30, 2024
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$3,383		$3,383

Financial Liabilities
Warrants and phantom warrants		1,531	1,531
NPAs		55,438	55,438
Earn-out liability		749	749
Other		$200	$200
	December 31, 2023
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$1,857		$1,857

Financial Liabilities
Warrants and phantom warrants		21,566	21,566
CLAs		55,940	55,940
NPA		21,976	21,976
Earn-out liability		2,997	2,997
Facility loans		23,151	23,151
Other		$186	$186

Schedule of Fair Value of Liabilities Classified Under Level 3	The following is a roll forward of the fair value of liabilities classified under Level 3:
	Six months ended June 30, 2024
	Warrants*	CLAs	NPAs	Facility loans	Earn-out liability	Other
January 1 ,2024	$21,566	$55,940	$21,976	$23,151	$2,997	$186
Issuance	11,196	11,750	18,704	-	-	-
Payment	(1,500)	-	-	(24,600)	(2,210)	-
Conversion to equity	(445)	(69,570)	-	-
Reclassification to equity	(28,225)	-	-	-	-	-

Change in fair value	(1,061)	1,880	14,758	1,449	(38)	14
June 30, 2024	$1,531	$-	$55,438	$-	$749	$200
	Six months ended June 30, 2023
	Warrants*	CLAs	Facility loans	Earn-out liability	Other
January 1 ,2023	$8,267	$3,809	$29,745	$3,917	$185
Issuance	5,065	13,646	-	-	-
Change in fair value	1,252	13,835	104	953	2
June 30, 2023	$14,584	$31,290	$29,849	$4,870	$187

	Three months ended June 30, 2024
	Warrants*	CLAs	NPAs	Facility loans	Earn-out liability	Other
March 31 ,2024	$26,829	$64,907	$45,037	$-	$2,694	$186
Issuance	1,643	6,200	1,003	-	-	-
Payment	-	-	-	-	(1,883)	-
Conversion to equity	(445)	(69,570)	-	-	-	-
Reclassification to equity	(28,225)	-	-	-	-	-

Change in fair value	1,729	(1,537)	9,398	-	(62)	14
June 30, 2024	$1,531	$-	$55,438	$-	$749	$200
	Three months ended June 30, 2023
	Warrants*	CLAs	Facility loans	Earn-out liability	Other
March 31 ,2023	$11,496	$18,640	$31,180	$4,275	$185
Issuance	4,936	6,086	-	-	-
Change in fair value	(1,848)	6,564	(1,331)	595	2
June 30, 2023	$14,584	$31,290	$29,849	$4,870	$187
*	Including ‘phantom warrants’, see Note 16(d) in the 2023 annual financial statements.

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
June 30, 2024
Exercise price	$14.35 - $31.08
Stock price	$12.02
Volatility	44.09% - 44.75%
Term (years)	4.17-5.33
Risk-free interest rate	4.44% - 4.48%
Dividend yield	0%